Summary of significant accounting policies (Details Narrative) - SGD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Product Information [Line Items]
Impairment of long-lived assets	$ 0	$ 0
Foreign currency translation rate	US$ 0.7580 = S$1
Antidilutive securities	0	0
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Product Information [Line Items]
Concentration risk percentage		4.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Product Information [Line Items]
Concentration risk percentage	4.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Product Information [Line Items]
Concentration risk percentage	11.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Product Information [Line Items]
Concentration risk percentage		11.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Product Information [Line Items]
Concentration risk percentage	15.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Product Information [Line Items]
Concentration risk percentage	0.00%
Cost of Sales [Member] | Customer Concentration Risk [Member] | Microsoft Regional Sales Pte Ltd. [Member]
Product Information [Line Items]
Concentration risk percentage	19.00%	24.00%
Cost of Sales [Member] | Customer Concentration Risk [Member] | Ingram Micro Asia Marketplace Pte Ltd [Member]
Product Information [Line Items]
Concentration risk percentage	6.00%	10.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Microsoft Regional Sales Pte Ltd. [Member]
Product Information [Line Items]
Concentration risk percentage	59.00%	49.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Ingram Micro Asia Marketplace Pte Ltd [Member]
Product Information [Line Items]
Concentration risk percentage	20.00%	13.00%
Maximum [Member]
Product Information [Line Items]
Cash insured amount	$ 75,000